SHARE-BASED COMPENSATION (Details) - Schedule of assumptions using the binomial option pricing model	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION (Details) - Schedule of assumptions using the binomial option pricing model [Line Items]
Risk free rate of interest
Volatility
Dividend yield
Exercise multiples		2.2
Life of option (years)		5 years
Minimum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of assumptions using the binomial option pricing model [Line Items]
Risk free rate of interest		0.84%	0.27%
Volatility		113.60%	48.80%
Exercise multiples	2.2		2.2
Life of option (years)			2 years 6 months
Maximum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of assumptions using the binomial option pricing model [Line Items]
Risk free rate of interest		1.61%	1.47%
Volatility		116.00%	59.50%
Exercise multiples	2.8		2.8
Life of option (years)			6 years